Quarterly Holdings Report
for
Fidelity® Japan Smaller Companies Fund
July 31, 2022
JSC-NPRT3-0922
1.804823.118
Common Stocks - 95.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.7%
Entertainment - 2.3%
Capcom Co. Ltd.	197,600	5,492,792
Daiichikosho Co. Ltd.	135,600	3,846,310
		9,339,102
Interactive Media & Services - 2.4%
Dip Corp.	208,700	5,606,120
Z Holdings Corp.	1,222,600	4,320,960
		9,927,080
TOTAL COMMUNICATION SERVICES		19,266,182
CONSUMER DISCRETIONARY - 17.3%
Auto Components - 2.8%
DENSO Corp.	119,100	6,514,183
Shoei Co. Ltd.	114,200	4,904,180
		11,418,363
Automobiles - 3.1%
Isuzu Motors Ltd.	608,700	6,676,592
Suzuki Motor Corp.	181,200	5,939,620
		12,616,212
Distributors - 2.3%
Central Automotive Products Ltd.	355,300	6,510,237
PALTAC Corp.	86,700	2,717,918
		9,228,155
Hotels, Restaurants & Leisure - 1.7%
Curves Holdings Co. Ltd.	529,100	2,879,682
Koshidaka Holdings Co. Ltd.	703,300	3,953,694
		6,833,376
Household Durables - 1.2%
Open House Group Co. Ltd.	114,200	4,982,003
Internet & Direct Marketing Retail - 0.1%
Kurashicom, Inc. (a)	48,000	511,136
Leisure Products - 1.5%
Roland Corp.	186,100	6,031,124
Multiline Retail - 1.0%
Pan Pacific International Holdings Ltd.	257,700	4,012,513
Specialty Retail - 3.6%
Arcland Sakamoto Co. Ltd.	463,600	5,388,618
Fuji Corp.	681,200	6,458,135
Workman Co. Ltd. (b)	59,500	2,858,551
		14,705,304
TOTAL CONSUMER DISCRETIONARY		70,338,186
CONSUMER STAPLES - 3.9%
Beverages - 1.2%
Asahi Group Holdings	139,700	4,856,858
Food Products - 2.7%
Kotobuki Spirits Co. Ltd.	112,300	6,138,411
S Foods, Inc.	202,700	4,657,686
		10,796,097
TOTAL CONSUMER STAPLES		15,652,955
ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
INPEX Corp.	748,100	8,574,560
FINANCIALS - 9.2%
Banks - 2.1%
Bank of Kyoto Ltd.	88,700	3,773,781
Mitsubishi UFJ Financial Group, Inc.	874,500	4,927,364
		8,701,145
Capital Markets - 0.3%
M&A Research Institute, Inc.	66,600	1,187,399
Diversified Financial Services - 2.5%
ORIX Corp.	575,600	10,258,244
Insurance - 4.3%
Lifenet Insurance Co. (a)	322,000	1,992,426
T&D Holdings, Inc.	453,000	5,127,074
Tokio Marine Holdings, Inc.	176,900	10,355,713
		17,475,213
TOTAL FINANCIALS		37,622,001
HEALTH CARE - 4.1%
Health Care Equipment & Supplies - 3.0%
Eiken Chemical Co. Ltd.	217,200	3,212,857
Hoya Corp.	43,700	4,378,375
JEOL Ltd.	100,300	4,560,161
		12,151,393
Health Care Providers & Services - 1.1%
As One Corp.	93,700	4,445,795
TOTAL HEALTH CARE		16,597,188
INDUSTRIALS - 22.8%
Air Freight & Logistics - 2.7%
AIT Corp.	502,336	6,900,909
SG Holdings Co. Ltd.	204,500	3,902,787
		10,803,696
Commercial Services & Supplies - 0.6%
Park24 Co. Ltd. (a)	180,300	2,533,525
Construction & Engineering - 0.6%
Raito Kogyo Co. Ltd.	169,400	2,499,095
Machinery - 5.7%
CKD Corp.	231,400	3,286,273
Kito Corp.	360,100	7,181,089
Minebea Mitsumi, Inc.	331,300	5,959,466
Misumi Group, Inc.	182,056	4,529,246
Nitto Kohki Co. Ltd.	204,400	2,448,705
		23,404,779
Marine - 1.9%
Nippon Concept Corp.	623,500	7,531,363
Professional Services - 4.7%
Funai Soken Holdings, Inc.	384,380	6,776,177
Persol Holdings Co. Ltd.	354,500	7,338,784
TechnoPro Holdings, Inc.	216,700	5,035,839
		19,150,800
Trading Companies & Distributors - 5.6%
Hanwa Co. Ltd.	159,950	3,498,232
Inaba Denki Sangyo Co. Ltd.	322,300	6,720,036
Itochu Corp.	167,800	4,884,602
Mitani Shoji Co. Ltd.	309,000	3,671,519
Yuasa Trading Co. Ltd.	155,500	4,222,616
		22,997,005
Transportation Infrastructure - 1.0%
Kamigumi Co. Ltd.	197,000	4,005,880
TOTAL INDUSTRIALS		92,926,143
INFORMATION TECHNOLOGY - 20.2%
Electronic Equipment & Components - 5.4%
Amano Corp.	447,900	8,617,681
Dexerials Corp.	252,500	6,815,788
Kohoku Kogyo Co. Ltd. (b)	40,300	2,239,209
Maruwa Ceramic Co. Ltd.	35,000	4,497,727
		22,170,405
IT Services - 8.3%
Argo Graphics, Inc.	216,400	5,617,788
GMO Internet, Inc.	253,400	4,977,374
Nomura Research Institute Ltd.	206,600	6,207,154
NSD Co. Ltd.	244,700	4,596,571
TIS, Inc.	253,300	7,182,099
TKC Corp.	193,000	5,071,232
		33,652,218
Semiconductors & Semiconductor Equipment - 3.3%
Renesas Electronics Corp. (a)	954,600	9,092,420
Sumco Corp.	326,657	4,570,823
		13,663,243
Software - 1.1%
Money Forward, Inc. (a)	169,700	4,399,854
Technology Hardware, Storage & Peripherals - 2.1%
Elecom Co. Ltd.	331,000	4,236,095
FUJIFILM Holdings Corp.	75,100	4,289,865
		8,525,960
TOTAL INFORMATION TECHNOLOGY		82,411,680
MATERIALS - 7.1%
Chemicals - 3.3%
C. Uyemura & Co. Ltd.	140,300	6,539,971
Fujimi, Inc.	51,000	2,271,760
MEC Co. Ltd.	115,600	2,090,200
Tokyo Ohka Kogyo Co. Ltd.	50,400	2,613,242
		13,515,173
Construction Materials - 0.8%
Maeda Kosen Co. Ltd.	146,700	3,427,754
Metals & Mining - 3.0%
Dowa Holdings Co. Ltd.	166,000	6,020,274
Yamato Kogyo Co. Ltd.	174,200	5,956,925
		11,977,199
TOTAL MATERIALS		28,920,126
REAL ESTATE - 1.3%
Real Estate Management & Development - 1.3%
Relo Group, Inc.	315,500	5,238,875
UTILITIES - 2.4%
Electric Utilities - 1.2%
Kansai Electric Power Co., Inc.	454,700	4,610,082
Gas Utilities - 1.2%
Nippon Gas Co. Ltd.	331,700	4,980,306
TOTAL UTILITIES		9,590,388
TOTAL COMMON STOCKS (Cost $318,881,003)		387,138,284

Money Market Funds - 5.5%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (c)	19,554,088	19,557,999
Fidelity Securities Lending Cash Central Fund 2.01% (c)(d)	2,873,463	2,873,750
TOTAL MONEY MARKET FUNDS (Cost $22,431,749)		22,431,749

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $341,312,752)	409,570,033
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(2,490,170)
NET ASSETS - 100.0%	407,079,863

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	8,479,088	76,605,329	65,526,418	72,043	-	-	19,557,999	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	-	37,986,259	35,112,509	19,514	-	-	2,873,750	0.0%
Total	8,479,088	114,591,588	100,638,927	91,557	-	-	22,431,749

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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